Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS

9 FINANCE COSTS

	2024	2023	2022
	USD	USD	USD

Interest on convertible loans (note 28)	47,667	137,500	322,748
Bank interest and other charges	81,283	90,947	82,636
Interest on lease liabilities (note 22)	46,053	40,070	58,610
Interest on working capital loans	-	-	88,757
	175,003	268,517	552,751